Note 17 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Subsequent Events [Text Block]
15.	Subsequent events

The Company has evaluated subsequent events through the date of issuance of the condensed consolidated financial statements.

In October 2015, the board of directors of the Company approved increasing the number of authorized shares in the Amended and Restated 2006 Stock Incentive Plan 12,500,000. In October 2015, the board of directors of the Company granted additional stock options to certain employees, members of the board of directors and advisors of the Company.

17.	Subsequent events
The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements.